CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Dealership acquisitions net, repayment of sellers' floor plan notes payable	$ 29.6	$ 74.9	$ 54.5
5.75% Notes
Statement
Interest rate (as a percent)	5.75%	5.75%	5.75%
7.75% Notes
Statement
Interest rate (as a percent)	7.75%	7.75%	7.75%
3.5% Notes
Statement
Interest rate (as a percent)	3.50%	3.50%	3.50%